STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net Income (Loss)	$ 758,231	$ 3,354,800
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(1,022,868)	(3,596,277)
Changes in assets and liabilities
Other assets	2,911	377
Accounts payable, accrued expenses and other liabilities	0	1
Accounts payable - affiliates	(1,199,590)	(1,746,384)
Net cash used in operating activities	(1,461,316)	(1,987,483)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,022,083	3,596,277
Net cash provided by investing activities	1,022,083	3,596,277
Cash flows from financing activities:
Distributions	0	(3,471,447)
Net cash used in financing activities	0	(3,471,447)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(439,233)	(1,862,653)
Cash and cash equivalents, beginning	508,245	2,370,898
Cash and cash equivalents, ending	69,012	508,245
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	2,706,879	0
Series 20
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 21
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 22
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 23
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 24
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 25
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 26
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 27
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 28
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 29
Cash flows from operating activities
Net Income (Loss)	357,480	(66,052)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(430,628)	0
Changes in assets and liabilities
Other assets	2,582	(82)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	(406,423)	4,512
Net cash used in operating activities	(476,989)	(61,622)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	429,843	0
Net cash provided by investing activities	429,843	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(47,146)	(61,622)
Cash and cash equivalents, beginning	47,146	108,768
Cash and cash equivalents, ending	0	47,146
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	2,706,879	0
Series 30
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 31
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 32
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 33
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 34
Cash flows from operating activities
Net Income (Loss)	(109,093)	(68,224)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	82	(82)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	82,492	18,492
Net cash used in operating activities	(26,519)	(49,814)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(26,519)	(49,814)
Cash and cash equivalents, beginning	31,891	81,705
Cash and cash equivalents, ending	5,372	31,891
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 35
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 36
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 37
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 38
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 39
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 40
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 41
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 42
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 43
Cash flows from operating activities
Net Income (Loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 44
Cash flows from operating activities
Net Income (Loss)	0	1,755,220
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	(1,746,178)
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	(28,269)
Net cash used in operating activities	0	(19,227)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	1,746,178
Net cash provided by investing activities	0	1,746,178
Cash flows from financing activities:
Distributions	0	(2,957,455)
Net cash used in financing activities	0	(2,957,455)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(1,230,504)
Cash and cash equivalents, beginning	0	1,230,504
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 45
Cash flows from operating activities
Net Income (Loss)	0	1,364,970
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	(1,411,858)
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	(1,138,508)
Net cash used in operating activities	0	(1,185,396)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	1,411,858
Net cash provided by investing activities	0	1,411,858
Cash flows from financing activities:
Distributions	0	(513,992)
Net cash used in financing activities	0	(513,992)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(287,530)
Cash and cash equivalents, beginning	0	287,530
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 46
Cash flows from operating activities
Net Income (Loss)	509,844	368,886
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(592,240)	(438,241)
Changes in assets and liabilities
Other assets	247	541
Accounts payable, accrued expenses and other liabilities	0	1
Accounts payable - affiliates	(875,659)	(602,611)
Net cash used in operating activities	(957,808)	(671,424)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	592,240	438,241
Net cash provided by investing activities	592,240	438,241
Cash flows from financing activities:
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(365,568)	(233,183)
Cash and cash equivalents, beginning	429,208	662,391
Cash and cash equivalents, ending	63,640	429,208
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	$ 0	$ 0